Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 07, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosures

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On: 6
Year (a)	Summary Compensation Table Total for PEO 1 1,3 (b)	Compensation Actually Paid for PEO 1 1,4 (c)	Summary Compensation Table Total for PEO 2 1,3 (d)	Compensation Actually Paid for PEO 2 1,4 (e)	Average Summary Compensation Table Total for Non-PEO NEOs 2,3 (f)	Average Compensation Actually Paid for Non-PEO NEOs 2,5 (g)	Total Shareholder Return (h)	Peer Group Total Shareholder Return (S&P 600) 7 (j)	Net Income (k)	Company- Selected Measure: Gross Revenue 8 (l)

2025	$14,999,961	$16,790,954	-	-	$4,821,879	$3,438,094	$124	$142	$226,658,000	$1,759,782,000

2024	$12,152,420	$26,172,236	-	-	$3,712,070	$6,772,841	$135	$134	$203,118,000	$1,594,288,000

2023	$5,231,678	$8,594,753	-	-	$2,150,984	$3,352,988	$80	$123	$121,509,000	$1,452,579,000

2022	$577,608	$799,949	$10,280,267	($5,735,389)	$2,450,602	$790,615	$60	$106	$142,177,000	$1,421,901,000

2021	-	-	$8,768,059	$2,003,203	$2,667,749	$1,273,508	$90	$127	$127,791,000	$1,370,598,000

1.	The Company’s PEOs for the applicable years were as follows

–	2025: Mr. Warsop served as CEO from January 1, 2025, to December 31, 2025 (“PEO 1”).
–	2024: Mr. Warsop served as CEO from January 1, 2024, to December 31, 2024 (“PEO 1”).
–	2023: Mr. Warsop served as the Interim CEO from January 1, 2023, to May 31, 2023, and CEO from June 1, 2023, to December 31, 2023 (“PEO 1”).
–	2022: Odilon Almeida served as the CEO from January 1, 2022, to November 7, 2022 (“PEO 2”); Mr. Warsop served as the Interim CEO from November 7, 2022, to December 31, 2022.
–	2021: Odilon Almeida served as the CEO for the entirety of 2021.

2.	The Company’s non-PEO NEOs for the applicable years were as follows:

–	2025: Scott W. Behrens, Alessandro Silva, Abraham Kuruvilla, Ronald Craig Shultz, Erich Litch, and Robert W. Leibrock
–	2024: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla
–	2023: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla.
–	2022: Scott W. Behrens, Ram K. Puppala, Alessandro Silva, Eve Aretakis, and Jeremy M. Wilmot.
–	2021: Scott W. Behrens, Eve Aretakis, Dennis P. Byrnes, Jeremy M. Wilmot, and Ram K. Puppala.

3.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s PEOs and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO
NEOs.

4.
Amounts reported in these columns represent the “compensation actually paid” to the Company’s PEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2025, PEO 1 total compensation reported in the Summary Compensation Table was adjusted as shown in the table below. For information on the calculation of “compensation actually paid” for 2021, 2022, 2023 and 2024 please see the “pay versus performance” disclosure in our 2023, 2024, and 2025 definitive proxy statements.

PEO 1
		2025
	Summary Compensation Table - Total Compensation	$14,999,961
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($13,204,027)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$13,978,756
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$1,076,637
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($60,373)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$16,790,954
Equity Award Valuations:
Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

5.
Amounts reported in this column represent the “compensation actually paid” to the NEOs other than the PEO, based on the average “Total” compensation for such NEOs reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2025, the non-PEO
NEOs’ average total compensation reported in the Summary Compensation Table was adjusted as shown in the table below (with the numbers representing average amounts for the applicable non-PEO
NEOs). See footnote 2 for the
non-PEO
NEOs included in the average for the 2025 fiscal year. For information on the calculation of “compensation actually paid” for 2021, 2022, 2023, and 2024 please see the “pay versus performance” disclosure in our 2023, 2024, and 2025 definitive proxy statements.

NEO Average
		2025
	Summary Compensation Table - Total Compensation	$4,821,879
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($3,994,545)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$2,882,126
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$72,813
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$251,582
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($31,686)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($564,075)
=	Compensation Actually Paid	$3,438,094
Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

6.
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020, in our common stock and the stock of S&P SmallCap 600 Index. Historic stock price performance is not necessarily indicative of future stock performance.

7.	The TSR Peer Group consists of the S&P SmallCap 600 Index, an independently prepared index.
8.
For 2025, the Compensation Committee determined that Gross Revenue was viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in our PSUs in fiscal year 2025. See Appendix A for more details.

Company Selected Measure Name			Gross Revenue
Named Executive Officers, Footnote
2.	The Company’s non-PEO NEOs for the applicable years were as follows:

–	2025: Scott W. Behrens, Alessandro Silva, Abraham Kuruvilla, Ronald Craig Shultz, Erich Litch, and Robert W. Leibrock
–	2024: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla
–	2023: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla.
–	2022: Scott W. Behrens, Ram K. Puppala, Alessandro Silva, Eve Aretakis, and Jeremy M. Wilmot.
–	2021: Scott W. Behrens, Eve Aretakis, Dennis P. Byrnes, Jeremy M. Wilmot, and Ram K. Puppala.

Peer Group Issuers, Footnote
7.	The TSR Peer Group consists of the S&P SmallCap 600 Index, an independently prepared index.

Adjustment To PEO Compensation, Footnote
3.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s PEOs and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO
NEOs.

4.
Amounts reported in these columns represent the “compensation actually paid” to the Company’s PEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2025, PEO 1 total compensation reported in the Summary Compensation Table was adjusted as shown in the table below. For information on the calculation of “compensation actually paid” for 2021, 2022, 2023 and 2024 please see the “pay versus performance” disclosure in our 2023, 2024, and 2025 definitive proxy statements.

PEO 1
		2025
	Summary Compensation Table - Total Compensation	$14,999,961
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($13,204,027)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$13,978,756
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$1,076,637
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($60,373)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$16,790,954
Equity Award Valuations:
Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 4,821,879	$ 3,712,070	$ 2,150,984	$ 2,450,602	$ 2,667,749
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,438,094	6,772,841	3,352,988	790,615	1,273,508
Adjustment to Non-PEO NEO Compensation Footnote
5.
Amounts reported in this column represent the “compensation actually paid” to the NEOs other than the PEO, based on the average “Total” compensation for such NEOs reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2025, the non-PEO
NEOs’ average total compensation reported in the Summary Compensation Table was adjusted as shown in the table below (with the numbers representing average amounts for the applicable non-PEO
NEOs). See footnote 2 for the
non-PEO
NEOs included in the average for the 2025 fiscal year. For information on the calculation of “compensation actually paid” for 2021, 2022, 2023, and 2024 please see the “pay versus performance” disclosure in our 2023, 2024, and 2025 definitive proxy statements.

NEO Average
		2025
	Summary Compensation Table - Total Compensation	$4,821,879
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($3,994,545)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$2,882,126
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$72,813
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$251,582
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($31,686)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($564,075)
=	Compensation Actually Paid	$3,438,094
Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025 to company performance:

•	Adjusted EBITDA

•	Revenue Net of Interchange Growth

•	Net Adjusted EBITDA Margin

•	Gross Revenue

•	Relative Total Shareholder Return

Total Shareholder Return Amount			$ 124	135	80	60	90
Peer Group Total Shareholder Return Amount			142	134	123	106	127
Net Income (Loss)			$ 226,658,000	$ 203,118,000	$ 121,509,000	$ 142,177,000	$ 127,791,000
Company Selected Measure Amount			1,759,782,000	1,594,288,000	1,452,579,000	1,421,901,000	1,370,598,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue Net of Interchange Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Net Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Gross Revenue
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Odilon Almeida [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 0	$ 10,280,267	$ 8,768,059
PEO Actually Paid Compensation Amount			0	0	0	(5,735,389)	$ 2,003,203
PEO Name		Odilon Almeida					Odilon Almeida
Warsop [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,999,961	12,152,420	5,231,678	577,608	$ 0
PEO Actually Paid Compensation Amount			$ 16,790,954	$ 26,172,236	$ 8,594,753	$ 799,949	$ 0
PEO Name	Warsop		Warsop	Warsop	Warsop
PEO | Warsop [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (13,204,027)
PEO | Warsop [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,978,756
PEO | Warsop [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,076,637
PEO | Warsop [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Warsop [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(60,373)
PEO | Warsop [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,994,545)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,882,126
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			72,813
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			251,582
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(31,686)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (564,075)